Note 7 - Notes Payable (Details) - Summary of Note Payable (USD $)	Dec. 31, 2014		Dec. 31, 2013
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	$ 306,039		$ 351,991
Less: Current Portion	(246,894)		(311,165)
Notes Payable, Long-Term Portion	59,145		40,826
Note Payable Mining Equipment [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable		[1]	42,927	[1]
Note Payable Mining Equipment 2 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	14,057	[2]	23,302	[2]
Note Payable Mining Equipment 3 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	6,033	[3]	76,313	[3]
Note Payable Mining Equipment 4 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	18,246	[4]		[4]
Note Payble Mining Equipment 5 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	55,720	[5]		[5]
Note Payable Mining Site Vehicle [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	20,736	[6]	28,276	[6]
Note Payable Mining Equipment 6 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable		[7]	9,932	[7]
Note Payable Mining Equipment 7 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable		[8]	8,898	[8]
Note Payable Insurance Company [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	149,036	[9]		[9]
Note Payable Insurance Company 2 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable	42,211	[10]		[10]
Note Payable Insurance Company 3 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable		[11]	132,576	[11]
Note Payable Insurance Company 4 [Member]
Note 7 - Notes Payable (Details) - Summary of Note Payable [Line Items]
Note payable		[12]	$ 29,767	[12]

[1]	On July 7, 2011, the Company purchased mining equipment for $198,838 by issuing a note with an implicit interest rate of 9.34%. The note is collateralized by the mining equipment with payments of $5,556 for 36 months, which started on August 15, 2011.
[2]	On April 17, 2012, the Company purchased mining equipment for $40,565 by issuing a note with an effective interest rate of 11.279%. The note is collateralized by the mining equipment with payments of $950 for 48 months, which started on May 1, 2012.
[3]	On July 23, 2012, the Company purchased mining equipment for $169,500 by issuing a note with an interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $6,060 for 30 months, which started on August 25, 2012.
[4]	On April 16, 2014, the Company purchased lab equipment for $109,493 by depositing and issuing a non-interest bearing note in the amount of $91,229. The note is collateralized by the lab equipment with payments of $9,122 for ten months, which started in May 2014.
[5]	On October 31, 2014, the Company purchased mining equipment for $65,120 by depositing and issuing a note in the amount of $57,900 with an interest rate of 5.2%. The note is collateralized by the mining equipment with payments of $1,339 for 48 months, which started on November 30, 2014.
[6]	On September 20, 2012, the Company purchased a vehicle for the mine site for $37,701 by issuing a non-interest bearing note. The note is collateralized by the vehicle with payments of $628 for 60 months, which started on October 20, 2012.
[7]	On November 16, 2012, the Company purchased a piece of mining equipment that had been leased for $67,960 by issuing a note with an effective interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $3,518 for three months, then $5,000 for twelve months.
[8]	On November 16, 2012, the Company purchased a piece of mining equipment that had been leased for $33,748 by issuing a note with an effective interest rate of 5.5%. The note is collateralized by the mining equipment with payments of $1,632 for five months, then $2,250 for twelve months
[9]	The Company signed a note payable with an insurance company dated October 31, 2014 for directors' and officers' insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.
[10]	The Company signed a note payable with an insurance company dated October 31, 2014 for liability insurance, due in monthly installments, including interest at 3.15%. The note will mature on July 2015.
[11]	The Company signed a note payable with an insurance company dated October 17, 2012 for directors' and officers' insurance, due in monthly installments, including interest at 3.15%. The note matured in September 2013 and was repaid.
[12]	The Company signed a note payable with an insurance company dated October 17, 2012 for liability insurance, due in monthly installments, including interest at 4.732%. The note matured in July 2013 and was repaid.